Intangible Assets (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Intangible Assets (Textual)
Weighted average estimated useful life	5 years	5 years
Amortization expense	$ 5,100	$ 6,800	$ 5,100	$ 5,667
Customer Relationships [Member]
Intangible Assets (Textual)
Identifiable intangible assets	34,000	34,000		34,000
Amortization expense	$ (17,567)	$ (12,467)		$ (5,667)